Goodwill - Additional Information (Details)	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Goodwill And Intangible Assets Disclosure [Abstract]
Goodwill, impairment loss	¥ 0	$ 0	¥ 0	¥ 0